NYSE

15007901

Received SEC

JUN 29 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

June 29, 2015

001-37476

CENTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Shares of Common Stock, $0.01 par value per share, of LoanCore Realty Trust, Inc. under the Exchange Act of 1934.

Sincerely,

Silvio Conte